Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 194	$ 177
Provision for credit losses
Originations	8	9
Maturities	(10)	(12)
Changes in risk, parameters and exposures	19	6
Write-offs	(11)	(6)
Recoveries	2	2
Exchange rate and other	2	2
Balance at end of period	204	178
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	73	88
Provision for credit losses
Transfers to Stage 1	10	5
Transfers to Stage 2	(3)	(2)
Originations	8	9
Maturities	(4)	(5)
Changes in risk, parameters and exposures	(12)	(10)
Exchange rate and other	1	2
Balance at end of period	73	87
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	73	55
Provision for credit losses
Transfers to Stage 1	(10)	(5)
Transfers to Stage 2	3	2
Transfers to Stage 3	(2)	(1)
Maturities	(6)	(7)
Changes in risk, parameters and exposures	13	11
Exchange rate and other	2	1
Balance at end of period	73	56
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	48	34
Provision for credit losses
Transfers to Stage 3	2	1
Changes in risk, parameters and exposures	18	5
Write-offs	(11)	(6)
Recoveries	2	2
Exchange rate and other	(1)	(1)
Balance at end of period	$ 58	$ 35